Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2022
Advances to Suppliers, Net [Abstract]
Schedule of advances to suppliers
	December 31, 2022	December 31, 2021
Raw material prepayments for equipment production	$466,619	$751,409
Land reclamation prepayments	436,792	472,640
Advances to construction subcontractors	-	23,394
Total:	903,411	1,247,443
Less: allowances for doubtful accounts	(449,517)	(965,843)
Advances to suppliers, net, third parties	$453,894	$281,600

Schedule of changes of allowance for doubtful accounts
	December 31, 2022	December 31, 2021
Beginning balance	$965,843	$1,112,374
Bad debt provision	(454,072)	259,861
Write off	-	(428,553)
Foreign exchange translation	(62,254)	22,161
Ending balance	$449,517	$965,843